Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	$ 2,433,785
– financial investments: fair value gains/(losses)		$ 1,227	$ 475
– cash flow hedges: fair value gains/(losses)	(267)	(1,046)	(297)
– fair value gain transferred to the income statement on disposal	(95)
– exchange differences	(7,156)	8,939	(9,791)
Financial assets, ending balance	2,471,203	2,433,785
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	2,220,739
– available-for-sale investments: fair value gains/(losses)		1,227	475
– cash flow hedges: fair value gains/(losses)	(267)	(1,046)	(297)
– fair value gains transferred to the income statement on disposal	(95)
– other exchange differences	(7,156)	8,939	(9,791)
Financial liabilities	2,260,288	2,220,739
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	12,388
Financial assets, ending balance	16,674	12,388
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	6,144
Financial liabilities	7,142	6,144
Trading liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	184,361
Financial liabilities	84,431	184,361
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	184,361
Financial liabilities	84,431	184,361
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	0	0
– fair value gain transferred to the income statement on disposal	0
– exchange differences	(3)	169
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	4,200	3,582
Total gains/(losses) recognised in profit or loss	(4)	154
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(3)	169
– available-for-sale investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	0	0
– fair value gains transferred to the income statement on disposal	0
– other exchange differences	(3)	169
Purchases	3	5
New issuances	6	1,915
Sales	(11)	(12)
Settlements	(2)	(998)
Transfers out	(24)	(678)
Transfers in	0	63
Financial liabilities	58	4,200	3,582
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(5)	(117)
Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	94,429
Financial liabilities	148,505	94,429
Financial liabilities designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	94,429
Financial liabilities	148,505	94,429
Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	0	0
– fair value gain transferred to the income statement on disposal	0
– exchange differences	(144)	1
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	0	37
Total gains/(losses) recognised in profit or loss	(637)	(5)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(144)	1
– available-for-sale investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	0	0
– fair value gains transferred to the income statement on disposal	0
– other exchange differences	(144)	1
Purchases	76	0
New issuances	2,442	0
Sales	0	0
Settlements	32	0
Transfers out	(1,112)	(33)
Transfers in	628	0
Financial liabilities	5,328	0	37
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	274	0
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	216,821
Financial liabilities	205,835	216,821
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	2	(35)
– fair value gain transferred to the income statement on disposal	0
– exchange differences	(84)	155
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	1,944	2,300
Total gains/(losses) recognised in profit or loss	255	400
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(82)	120
– available-for-sale investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	2	(35)
– fair value gains transferred to the income statement on disposal	0
– other exchange differences	(84)	155
Purchases	0	23
New issuances	0	0
Sales	0	(12)
Settlements	(18)	(123)
Transfers out	(464)	(1,030)
Transfers in	116	266
Financial liabilities	1,756	1,944	2,300
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(351)	(397)
Financial investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	336,157
Financial assets, ending balance		336,157
Financial investments | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	336,067
Financial assets, ending balance	344,767	336,067
Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	3,432	3,476
Total gains/(losses) recognised in profit or loss	251	351
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	17	71
– financial investments: fair value gains/(losses)	15	(30)
– cash flow hedges: fair value gains/(losses)	0	0
– fair value gain transferred to the income statement on disposal	0
– exchange differences	2	101
Purchases	275	200
New issuances	0	0
Sales	(51)	(939)
Settlements	(141)	(69)
Transfers out	(685)	(565)
Transfers in	567	907
Financial assets, ending balance	2,000	3,432	3,476
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	16
Reconciliation of changes in fair value measurement, liabilities [abstract]
– available-for-sale investments: fair value gains/(losses)	15	(30)
– cash flow hedges: fair value gains/(losses)	0	0
– fair value gains transferred to the income statement on disposal	0
– other exchange differences	2	101
Trading assets
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	287,995
Financial assets, ending balance	238,130	287,995
Trading assets | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	287,995
Financial assets, ending balance	238,130	287,995
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	5,052	6,489
Total gains/(losses) recognised in profit or loss	284	(188)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(274)	106
– financial investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	0	(1)
– fair value gain transferred to the income statement on disposal	0
– exchange differences	(274)	107
Purchases	4,377	1,503
New issuances	975	0
Sales	(1,589)	(3,221)
Settlements	(2,021)	(331)
Transfers out	(1,402)	(149)
Transfers in	1,329	843
Financial assets, ending balance	6,759	5,052	6,489
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(5)	(110)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– available-for-sale investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	0	(1)
– fair value gains transferred to the income statement on disposal	0
– other exchange differences	(274)	107
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	29,464
Financial assets, ending balance	2,349	29,464
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	29,464
Financial assets, ending balance	41,111	29,464
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	1,460	730
Total gains/(losses) recognised in profit or loss	608	(107)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(107)	7
– financial investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	6	3
– fair value gain transferred to the income statement on disposal	0
– exchange differences	(113)	4
Purchases	2,172	1,127
New issuances	0	0
Sales	(395)	(130)
Settlements	(541)	(166)
Transfers out	(285)	(3)
Transfers in	82	2
Financial assets, ending balance	5,492	1,460	730
Unrealised gains/(losses) recognised in profit or loss relating to assets held	199	(146)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– available-for-sale investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	6	3
– fair value gains transferred to the income statement on disposal	0
– other exchange differences	(113)	4
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	219,818
Financial assets, ending balance	207,825	219,818
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,444	2,752
Total gains/(losses) recognised in profit or loss	597	152
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(113)	188
– financial investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	6	(23)
– fair value gain transferred to the income statement on disposal	0
– exchange differences	(119)	211
Purchases	0	2
New issuances	0	1
Sales	0	(8)
Settlements	(191)	(60)
Transfers out	(337)	(885)
Transfers in	23	302
Financial assets, ending balance	2,423	2,444	$ 2,752
Unrealised gains/(losses) recognised in profit or loss relating to assets held	342	218
Reconciliation of changes in fair value measurement, liabilities [abstract]
– available-for-sale investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)	6	(23)
– fair value gains transferred to the income statement on disposal	0
– other exchange differences	(119)	211
Net income from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(4)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(5)
Net income from financial instruments held for trading or managed on a fair value basis | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0
Net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	255
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(351)
Net income from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0
Net income from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	284
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(5)
Net income from financial instruments held for trading or managed on a fair value basis | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0
Net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	597
Unrealised gains/(losses) recognised in profit or loss relating to assets held	342
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(637)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	274
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	608
Unrealised gains/(losses) recognised in profit or loss relating to assets held	199
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0
Gains less losses from financial investments | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	251	313
Gains less losses from financial investments | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Loan impairment charges and other credit risk provisions (‘LICs’) | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0
Loan impairment charges and other credit risk provisions (‘LICs’) | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0
Loan impairment charges and other credit risk provisions (‘LICs’) | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0
Loan impairment charges and other credit risk provisions (‘LICs’) | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	38
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	16
Loan impairment charges and other credit risk provisions (‘LICs’) | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0
Loan impairment charges and other credit risk provisions (‘LICs’) | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0
Loan impairment charges and other credit risk provisions (‘LICs’) | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0
Fair value gains transferred to the income statement on disposal | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Fair value gains transferred to the income statement on disposal | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Fair value gains transferred to the income statement on disposal | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Fair value gains transferred to the income statement on disposal | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Fair value gains transferred to the income statement on disposal | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Fair value gains transferred to the income statement on disposal | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Fair value gains transferred to the income statement on disposal | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	$ 0
Trading income/(expense) excluding net interest income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss		154
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(117)
Trading income/(expense) excluding net interest income | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss		0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0
Trading income/(expense) excluding net interest income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss		400
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		(397)
Trading income/(expense) excluding net interest income | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		0
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
Trading income/(expense) excluding net interest income | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		(188)
Unrealised gains/(losses) recognised in profit or loss relating to assets held		(110)
Trading income/(expense) excluding net interest income | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		0
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
Trading income/(expense) excluding net interest income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		152
Unrealised gains/(losses) recognised in profit or loss relating to assets held		218
Net income/(expense) from other financial instruments designated at fair value | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss		0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0
Net income/(expense) from other financial instruments designated at fair value | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss		(5)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0
Net income/(expense) from other financial instruments designated at fair value | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss		0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held		0
Net income/(expense) from other financial instruments designated at fair value | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		0
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
Net income/(expense) from other financial instruments designated at fair value | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		0
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
Net income/(expense) from other financial instruments designated at fair value | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		(107)
Unrealised gains/(losses) recognised in profit or loss relating to assets held		(146)
Net income/(expense) from other financial instruments designated at fair value | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		0
Unrealised gains/(losses) recognised in profit or loss relating to assets held		$ 0